OTHER LIABILITIES (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES
Payables	$ 3,547,341	$ 4,746,323
Suppliers	1,840,622	1,653,424
Advances to obligations	1,373,401	1,199,509
Dividends	873,598	870,846
Bonuses and short-term benefits	676,967	734,916
Security contributions	559,038	524,741
Collection services	480,202	820,393
Provisions	439,095	401,111
Salaries and other labor obligations	428,077	396,734
Deposits delivered as security	378,767	795,628
Advances in leasing operations and loans	173,168	186,547
Deferred interests	106,058	217,507
Liabilities from contracts with customers	68,040	60,128	$ 56,856
Other	46,187	40,774
Total	$ 10,990,561	$ 12,648,581